Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Payment Activity

	Year ended March 31,
	2020			2021			2022
	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value	Number of stock options	Weighted Average Exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of the year	500,000	$2.1	$0.51	470,000	$2.1	$0.51	470,000	$2.1	$0.51
Exercised during the year	(30,000)	$2.14	$0.55	-	$-	$-	(20,000)	$2.14	$0.549
Cancelled during the year	-	$-	$-	-	$-	$-	(50,000)	$2.14	$0.549
Outstanding and exercisable at the end of the year	470,000	$2.1	$0.51	470,000	$2.1	$0.51	400,000	$2.09	$0.50

Range of exercise price per share	$2.09 to $2.14			$2.09 to $2.14			$2.09